CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Operating activities
Net increase (decrease) in net assets resulting from operations	$ (1,259)	$ 648
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Capitalized paid-in-kind income	(29)	(63)
Amortization of premium/accretion of discount, net	(8)	(1)
Proceeds from sales of investments	2,833	8
Proceeds from paydowns on investments	22	7,819
Purchases of investments	(2,833)	(104)
Net realized gain (losses) on investments	6,869	(67)
Net change in unrealized appreciation on investments	(6,451)	(405)
(Increase) decrease in operating assets:
Interest and dividend income receivable	(9)	18
Principal receivable	111	44
Receivable from related parties	5	5
Prepaid expenses and other assets	24	(40)
Increase (decrease) in operating liabilities:
Accrued management fee	3	41
Payable to related parties	71	14
Accrued professional services fees	158	(49)
Accounts payable, accrued expenses and other liabilities	126	17
Net cash provided by (used in) operating activities	(367)	7,885
Net increase (decrease) in cash and cash equivalents	(367)	7,885
Cash and cash equivalents, beginning of period	2,452	3,688
Cash and cash equivalents, end of period	$ 2,085	$ 11,573